Loans and Allowance for Loan Losses - Loan portfolio aging analysis (Details 3) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	$ 1,025,735	$ 1,299,070
Current	188,421,811	186,177,995
Total Loans Receivable	189,447,546	187,477,065
Total Loans > 90 Days & Accruing	0	0
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	343,653	457,342
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	489,713	211,844
Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	192,369	629,884
Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable	133,351,308	136,666,343
Real estate loans | 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	570,331	918,548
Current	45,274,212	44,392,555
Total Loans Receivable	45,844,543	45,311,103
Total Loans > 90 Days & Accruing	0	0
Real estate loans | 1-4 family | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	243,627	237,783
Real estate loans | 1-4 family | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	169,154	136,340
Real estate loans | 1-4 family | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	157,550	544,425
Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	158,662	16,273
Current	37,101,428	41,461.21
Total Loans Receivable	37,260,090	41,477,480
Total Loans > 90 Days & Accruing	0	0
Real estate loans | Commercial real estate | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	0	0
Real estate loans | Commercial real estate | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	139,467	16,273
Real estate loans | Commercial real estate | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	19,195	0
Real estate loans | Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	0	0
Current	40,129,028	38,271,758
Total Loans Receivable	40,129,028	38,271,758
Total Loans > 90 Days & Accruing	0	0
Real estate loans | Agricultural real estate | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	0	0
Real estate loans | Agricultural real estate | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	0	0
Real estate loans | Agricultural real estate | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	0	0
Real estate loans | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	95,329	151,482
Current	10,022,318	11,454,520
Total Loans Receivable	10,117,647	11,606,002
Total Loans > 90 Days & Accruing	0	0
Real estate loans | Home equity | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	20,082	151,482
Real estate loans | Home equity | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	75,247	0
Real estate loans | Home equity | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	0	0
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	9,802	54,783
Current	26,924,988	21,562,961
Total Loans Receivable	26,934,790	21,617,744
Total Loans > 90 Days & Accruing	0	0
Commercial | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	5,485	0
Commercial | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	0	41,474
Commercial | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	4,317	13,309
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	0	0
Current	13,400,651	14,649,622
Total Loans Receivable	13,400,651	14,649,622
Total Loans > 90 Days & Accruing	0	0
Agricultural business | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	0	0
Agricultural business | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	0	0
Agricultural business | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	0	0
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	191,611	157,984
Current	15,569,186	14,385,372
Total Loans Receivable	15,760,797	14,543,356
Total Loans > 90 Days & Accruing	0	0
Consumer | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	74,459	68,077
Consumer | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	105,845	17,757
Consumer | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	$ 11,307	$ 72,150